Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2026
Registrant Name	dei_EntityRegistrantName	Dreyfus Institutional Reserves Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001423799
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 03, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jul. 31, 2026
Prospectus Summary | BNY Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSHXX
Prospectus Summary | BNY Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSVXX